SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	2 Months Ended	12 Months Ended
	Aug. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net cash (used in) provided by operating activities		$ 3,153,580	$ 2,190,078
Net cash used in investing activities		(407,345)	(1,451,916)
Net cash provided by financing activities		$ 107,986	4,518,015
Kuangre S H [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net cash (used in) provided by operating activities	$ (4,380,861)		24,630,245
Net cash used in investing activities			(3,522,229)
Net cash provided by financing activities			$ 1,320,336